UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23735
Capital Group Core Equity ETF
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Troy S. Tanner
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Core Equity ETF
CGUS
for the year ended May 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Core Equity ETF for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUS	$ 38	0.33%

Management's discussion of fund performance
The fund's shares gained 29.90% on a net asset value (NAV) basis and 29.89% on a market price basis for the year ended May 31, 2024. These results compare with a 28.19% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw a rise in gross domestic product, personal income and employment. Increased supply of goods and a recovery in labor market contributed to easing inflation. However, high interest rates dampened consumer spending on durable goods and investments in multifamily residential properties. Returns from mega-cap companies, particularly those focused on artificial intelligence, drove market returns.
Overall, each of the fund’s sectors added positive returns to the portfolio, with communication services, information technology and industrials particularly additive. Utilities and consumer discretionary holdings also saw returns surpassing that of the overall portfolio.
The fund’s primary detractor was its small cash holdings, which is designed to help reduce impact of declines in equity securities and to provide capital for further investment. Holdings in health care, consumer staples and real estate shares, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group Core Equity ETF (at net asset value) 2	29.90%	12.34%
Capital Group Core Equity ETF (at market price) 2	29.89	12.41
S&P 500 Index 3	28.19	11.18
1
The fund began investment operations on
February 22, 2022
.
2
Investment results assume all distributions are reinvested and reflect applicable fees a nd
expenses. When applicable, result
s ref
lect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,718
Total number of portfolio holdings	118
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate	22%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will b
e
mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-301-0724 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2024	16,000	None	None	None
May 31, 2023	11,000	None	None	None
Advisor and Affiliates2
May 31, 2024	Not Applicable	None	None	None
May 31, 2023	Not Applicable	None	None	None
Registrant, Advisor and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2024	None
May 31, 2023	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

(a) The following individuals are members of the registrant's separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Vanessa C. L. Chang

Jennifer C. Feikin

Pablo R. Gonzalez Guajardo

Leslie Stone Heisz

William D. Jones

(b) Not applicable

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Equity Exchange-Traded Funds
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2024
Lit. No. ETGEFP4-349-0724 © Capital Group. All rights reserved.

Capital Group Core Equity ETF
Investment portfolio May 31, 2024

Common stocks 97.55%		Shares	Value (000)
Information technology 24.14%
	Microsoft Corp.	494,819	$205,414
	Broadcom, Inc.	116,879	155,279
	Apple, Inc.	299,324	57,545
	NVIDIA Corp.	49,401	54,160
	Accenture PLC, Class A	84,155	23,756
	Texas Instruments, Inc.	112,116	21,864
	Applied Materials, Inc.	94,558	20,337
	Taiwan Semiconductor Manufacturing Co., Ltd.	771,000	19,540
	Salesforce, Inc.	78,339	18,366
	Micron Technology, Inc.	122,935	15,367
	Seagate Technology Holdings PLC	133,935	12,488
	SK hynix, Inc.	79,942	10,924
	Analog Devices, Inc.	41,630	9,762
	ASML Holding NV	9,811	9,270
	KLA Corp.	12,140	9,221
	ServiceNow, Inc.[1]	13,036	8,564
	NICE, Ltd. (ADR)[1]	21,447	3,937
	Intel Corp.	9,486	293
			656,087

Industrials 16.39%
	General Electric Co.	393,464	64,977
	RTX Corp.	450,871	48,608
	Carrier Global Corp.	482,800	30,508
	Airbus SE, non-registered shares	167,121	28,270
	TransDigm Group, Inc.	17,284	23,216
	General Dynamics Corp.	74,517	22,338
	Automatic Data Processing, Inc.	83,457	20,440
	Boeing Co.[1]	113,634	20,183
	Northrop Grumman Corp.	43,974	19,822
	Safran SA	80,469	18,694
	Waste Connections, Inc.	107,419	17,651
	GFL Environmental, Inc., subordinate voting shares	518,711	16,324
	Woodward, Inc.	80,357	14,987
	ITT, Inc.	85,173	11,318
	United Rentals, Inc.	16,730	11,199
	TFI International, Inc.	83,166	11,001
	Lincoln Electric Holdings, Inc.	55,445	10,887
	Union Pacific Corp.	40,078	9,331
	Old Dominion Freight Line, Inc.	48,695	8,534
	GE Vernova, Inc.[1]	48,479	8,527
	United Airlines Holdings, Inc.[1]	157,985	8,372
	Equifax, Inc.	32,268	7,467
	Delta Air Lines, Inc.	126,900	6,474
	Waste Management, Inc.	30,508	6,429
			445,557

Health care 12.45%
	Abbott Laboratories	548,357	56,037
	UnitedHealth Group, Inc.	104,860	51,945
	AbbVie, Inc.	258,825	41,733
	Eli Lilly and Co.	50,066	41,071
	Danaher Corp.	105,471	27,085
	GE HealthCare Technologies, Inc.[1]	314,556	24,535
	Thermo Fisher Scientific, Inc.	41,939	23,821
	Novo Nordisk AS, Class B	142,089	19,167
	Vertex Pharmaceuticals, Inc.[1]	37,845	17,232
	Takeda Pharmaceutical Co., Ltd.	329,200	8,735
	Regeneron Pharmaceuticals, Inc.[1]	8,706	8,533
	Bristol-Myers Squibb Co.	179,025	7,356
	Amgen, Inc.	18,627	5,697
	Johnson & Johnson	37,163	5,451
			338,398

Capital Group Equity Exchange-Traded Funds	1

Capital Group Core Equity ETF  (continued)
Common stocks (continued)		Shares	Value (000)

Financials 11.19%
	Mastercard, Inc., Class A	129,039	$57,689
	JPMorgan Chase & Co.	266,035	53,907
	Visa, Inc., Class A	89,634	24,422
	Arthur J. Gallagher & Co.	89,776	22,743
	Marsh & McLennan Companies, Inc.	109,268	22,682
	BlackRock, Inc.	23,833	18,400
	Wells Fargo & Co.	283,651	16,996
	KKR & Co., Inc.	155,855	16,028
	Capital One Financial Corp.	108,743	14,966
	PNC Financial Services Group, Inc.	53,984	8,497
	State Street Corp.	109,291	8,261
	Global Payments, Inc.	77,749	7,919
	Morgan Stanley	78,192	7,650
	Aon PLC, Class A	25,528	7,190
	Corpay, Inc.[1]	23,579	6,311
	Chubb, Ltd.	22,223	6,018
	Webster Financial Corp.	103,587	4,581
			304,260

Communication services 10.44%
	Alphabet, Inc., Class A1	456,007	78,661
	Alphabet, Inc., Class C1	353,857	61,557
	Meta Platforms, Inc., Class A	217,081	101,340
	Netflix, Inc.[1]	29,290	18,793
	Comcast Corp., Class A	370,159	14,818
	Charter Communications, Inc., Class A1	29,832	8,565
			283,734

Consumer discretionary 8.33%
	Amazon.com, Inc.[1]	468,558	82,672
	Hilton Worldwide Holdings, Inc.	99,271	19,914
	Royal Caribbean Cruises, Ltd.[1]	124,292	18,356
	InterContinental Hotels Group PLC	139,259	14,019
	Restaurant Brands International, Inc.	203,898	13,983
	Churchill Downs, Inc.	101,262	13,113
	Home Depot, Inc.	39,121	13,101
	Tesla, Inc.[1]	65,625	11,687
	Marriott International, Inc., Class A	44,747	10,344
	Wyndham Hotels & Resorts, Inc.	141,622	10,021
	Burlington Stores, Inc.[1]	40,600	9,746
	Chipotle Mexican Grill, Inc.[1]	3,053	9,554
			226,510

Consumer staples 4.33%
	Philip Morris International, Inc.	528,306	53,560
	British American Tobacco PLC	898,969	27,664
	Molson Coors Beverage Co., Class B, restricted voting shares	187,440	10,274
	Dollar Tree Stores, Inc.[1]	86,035	10,148
	Constellation Brands, Inc., Class A	33,402	8,358
	Anheuser-Busch InBev SA/NV	123,645	7,730
			117,734

Utilities 3.25%
	Constellation Energy Corp.	94,480	20,526
	PG&E Corp.	1,053,940	19,540
	Edison International	225,118	17,300
	Sempra	139,786	10,768
	CenterPoint Energy, Inc.	265,935	8,114
	Engie SA	370,194	6,240
	AES Corp.	266,151	5,746
			88,234

2	Capital Group Equity Exchange-Traded Funds

Capital Group Core Equity ETF  (continued)
Common stocks (continued)		Shares	Value (000)

Energy 2.98%
	Chevron Corp.	182,112	$29,557
	Canadian Natural Resources, Ltd. (CAD denominated)	314,393	24,151
	ConocoPhillips	173,645	20,226
	TC Energy Corp.	183,732	7,085
			81,019

Materials 2.51%
	Linde PLC	44,135	19,222
	Celanese Corp.	99,129	15,071
	Freeport-McMoRan, Inc.	221,034	11,655
	Corteva, Inc.	170,466	9,536
	LyondellBasell Industries NV	73,017	7,259
	Vale SA (ADR), ordinary nominative shares	456,519	5,501
			68,244

Real estate 1.54%
	VICI Properties, Inc. REIT	714,482	20,512
	Equinix, Inc. REIT	17,510	13,360
	Welltower, Inc. REIT	76,648	7,946
			41,818
	Total common stocks (cost: $2,203,669,000)		2,651,595
Short-term securities 2.02%
Money market investments 2.02%
	Capital Group Central Cash Fund 5.36%[2,3]	549,496	54,961
	Total short-term securities (cost: $54,949,000)		54,961
	Total investment securities 99.57% (cost: $2,258,618,000)		2,706,556
	Other assets less liabilities 0.43%		11,765
	Net assets 100.00%		$2,718,321
Investments in affiliates3

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.02%
Money market investments 2.02%
Capital Group Central Cash Fund 5.36% [2]	$44,001	$283,525	$272,585	$10	$10	$54,961	$2,506

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 5/31/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	3

Capital Group Dividend Growers ETF
Investment portfolio May 31, 2024

Common stocks 96.08%		Shares	Value (000)
Industrials 18.94%
	RTX Corp.	75,626	$8,153
	Broadridge Financial Solutions, Inc.	28,046	5,631
	Airbus SE, non-registered shares	30,497	5,159
	Carrier Global Corp.	79,220	5,006
	BAE Systems PLC	244,033	4,329
	FedEx Corp.	16,625	4,222
	RELX PLC	91,692	3,991
	Canadian National Railway Co. (CAD denominated)	28,848	3,672
	Hitachi, Ltd.	34,500	3,542
	Ryanair Holdings PLC (ADR)	28,084	3,416
	Trinity Industries, Inc.	107,877	3,393
	Paychex, Inc.	28,214	3,390
	ITOCHU Corp.	69,000	3,251
	Northrop Grumman Corp.	6,524	2,941
	Mitsubishi Corp.	133,000	2,794
	UL Solutions, Inc., Class A1	63,062	2,432
	Norfolk Southern Corp.	10,304	2,316
			67,638

Financials 15.29%
	CME Group, Inc., Class A	32,736	6,645
	Banca Generali SpA	132,726	5,547
	Morgan Stanley	55,982	5,477
	DBS Group Holdings, Ltd.	174,670	4,653
	London Stock Exchange Group PLC	36,102	4,215
	Kaspi.kz JSC (ADR)	32,667	4,129
	UniCredit SpA	87,772	3,465
	Webster Financial Corp.	74,318	3,286
	JPMorgan Chase & Co.	16,096	3,262
	Truist Financial Corp.	84,345	3,184
	AIA Group, Ltd.	390,600	3,019
	KB Financial Group, Inc. (ADR)	50,371	2,898
	East West Bancorp, Inc.	32,881	2,440
	Euronext NV	24,541	2,406
			54,626

Consumer staples 11.68%
	Philip Morris International, Inc.	78,454	7,953
	Nestlé SA	51,640	5,469
	Danone SA	63,715	4,087
	Carlsberg A/S, Class B	29,258	3,954
	Imperial Brands PLC	159,168	3,937
	Anheuser-Busch InBev SA/NV	56,011	3,502
	Dollar General Corp.	25,448	3,484
	General Mills, Inc.	49,747	3,420
	British American Tobacco PLC	103,965	3,199
	Constellation Brands, Inc., Class A	10,890	2,725
			41,730

Information technology 11.45%
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	80,470	12,154
	Broadcom, Inc.	8,768	11,649
	SAP SE	34,785	6,264
	KLA Corp.	7,441	5,652
	Texas Instruments, Inc.	16,785	3,273
	Fujitsu, Ltd.	132,900	1,917
			40,909

Health care 8.31%
	Eli Lilly and Co.	6,641	5,448
	UnitedHealth Group, Inc.	10,445	5,174
	Abbott Laboratories	39,818	4,069
	Merck & Co., Inc.	28,026	3,518
	Amgen, Inc.	9,929	3,037

4	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF  (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	AstraZeneca PLC	18,799	$2,920
	AbbVie, Inc.	17,413	2,808
	Bristol-Myers Squibb Co.	65,939	2,709
			29,683

Utilities 7.40%
	CenterPoint Energy, Inc.	289,295	8,826
	Engie SA	311,929	5,258
	Iberdrola, SA, non-registered shares	378,305	4,967
	Edison International	53,402	4,104
	AES Corp.	152,065	3,283
			26,438

Real estate 7.24%
	VICI Properties, Inc. REIT	244,229	7,012
	Rexford Industrial Realty, Inc. REIT	130,216	5,907
	Equinix, Inc. REIT	4,064	3,101
	Welltower, Inc. REIT	27,396	2,840
	Link REIT	624,500	2,619
	CK Asset Holdings, Ltd.	575,500	2,270
	Longfor Group Holdings, Ltd.	1,336,500	2,102
			25,851

Consumer discretionary 6.56%
	Tractor Supply Co.	21,418	6,110
	Industria de Diseño Textil, SA	109,194	5,161
	LVMH Moët Hennessy-Louis Vuitton SE	5,132	4,092
	Bridgestone Corp.	68,300	2,971
	Galaxy Entertainment Group, Ltd.	542,000	2,599
	YUM! Brands, Inc.	18,027	2,478
			23,411

Energy 5.60%
	BP PLC	1,264,891	7,868
	TotalEnergies SE	67,075	4,877
	TC Energy Corp. (CAD denominated)	124,797	4,813
	Equitrans Midstream Corp.	171,379	2,447
			20,005

Communication services 2.01%
	Koninklijke KPN NV	1,172,544	4,382
	América Móvil, SAB de CV, Class B (ADR)	151,110	2,801
			7,183

Materials 1.60%
	Vale SA (ADR), ordinary nominative shares	262,434	3,162
	Dow, Inc.	44,185	2,547
			5,709
	Total common stocks (cost: $321,550,000)		343,183
Short-term securities 3.70%
Money market investments 3.70%
	Capital Group Central Cash Fund 5.36%[2,3]	132,265	13,229
	Total short-term securities (cost: $13,227,000)		13,229
	Total investment securities 99.78% (cost: $334,777,000)		356,412
	Other assets less liabilities 0.22%		796
	Net assets 100.00%		$357,208

Capital Group Equity Exchange-Traded Funds	5

Capital Group Dividend Growers ETF  (continued)
Investments in affiliates3

	Value at 9/26/2023[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.70%
Money market investments 3.70%
Capital Group Central Cash Fund 5.36% [2]	$—	$42,751	$29,523	$(1)	$2	$13,229	$208

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 5/31/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

6	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Value ETF
Investment portfolio May 31, 2024

Common stocks 96.82%		Shares	Value (000)
Industrials 22.66%
	RTX Corp.	4,331,777	$467,009
	General Electric Co.	2,400,365	396,396
	Carrier Global Corp.	4,993,710	315,552
	General Dynamics Corp.	636,675	190,856
	United Rentals, Inc.	244,114	163,412
	Union Pacific Corp.	654,908	152,476
	Illinois Tool Works, Inc.	400,745	97,281
	GE Vernova, Inc.[1]	281,507	49,517
	TFI International, Inc.	275,209	36,405
			1,868,904

Information technology 18.47%
	Broadcom, Inc.	396,876	527,270
	Microsoft Corp.	1,011,245	419,798
	Apple, Inc.	1,419,803	272,957
	Texas Instruments, Inc.	1,061,202	206,945
	Intel Corp.	1,638,358	50,543
	Micron Technology, Inc.	364,851	45,607
			1,523,120

Health care 12.81%
	UnitedHealth Group, Inc.	352,350	174,544
	GE HealthCare Technologies, Inc.[1]	2,230,624	173,989
	Abbott Laboratories	1,560,253	159,442
	AbbVie, Inc.	954,789	153,950
	Amgen, Inc.	438,767	134,197
	Gilead Sciences, Inc.	1,648,859	105,972
	Danaher Corp.	321,177	82,478
	Medtronic PLC	876,745	71,341
			1,055,913

Financials 9.88%
	American International Group, Inc.	3,208,158	252,867
	Capital One Financial Corp.	1,265,638	174,190
	JPMorgan Chase & Co.	810,591	164,250
	ING Groep NV	6,794,346	120,638
	First Citizens BancShares, Inc., Class A	60,749	103,178
			815,123

Consumer discretionary 7.10%
	Royal Caribbean Cruises, Ltd.[1]	1,104,590	163,126
	McDonald’s Corp.	391,743	101,418
	D.R. Horton, Inc.	623,637	92,174
	TopBuild Corp.[1]	206,242	86,199
	Hasbro, Inc.	1,316,611	78,707
	Amazon.com, Inc.[1]	359,827	63,488
			585,112

Consumer staples 6.94%
	Philip Morris International, Inc.	3,042,304	308,429
	British American Tobacco PLC	6,396,944	196,854
	Coca-Cola Co.	1,063,394	66,919
			572,202

Materials 5.43%
	Linde PLC	435,265	189,567
	Celanese Corp.	859,365	130,658
	Freeport-McMoRan, Inc.	1,408,848	74,288
	Albemarle Corp.	431,972	52,955
			447,468

Capital Group Equity Exchange-Traded Funds	7

Capital Group Dividend Value ETF  (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 5.19%
	Meta Platforms, Inc., Class A	659,817	$308,022
	Alphabet, Inc., Class A1	697,257	120,277
			428,299

Energy 4.40%
	Canadian Natural Resources, Ltd.	1,499,085	115,175
	TC Energy Corp. (CAD denominated)	2,815,837	108,588
	EOG Resources, Inc.	607,417	75,654
	Exxon Mobil Corp.	542,686	63,635
			363,052

Utilities 3.36%
	NextEra Energy, Inc.	1,624,045	129,956
	PG&E Corp.	4,331,807	80,312
	Edison International	864,699	66,452
			276,720

Real estate 0.58%
	Prologis, Inc. REIT	432,905	47,832
	Total common stocks (cost: $6,791,955,000)		7,983,745
Short-term securities 2.75%
Money market investments 2.75%
	Capital Group Central Cash Fund 5.36%[2,3]	2,265,437	226,589
	Total short-term securities (cost: $226,540,000)		226,589
	Total investment securities 99.57% (cost: $7,018,495,000)		8,210,334
	Other assets less liabilities 0.43%		35,290
	Net assets 100.00%		$8,245,624
Investments in affiliates3

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.75%
Money market investments 2.75%
Capital Group Central Cash Fund 5.36% [2]	$87,922	$1,335,126	$1,196,465	$(38)	$44	$226,589	$9,003

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 5/31/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

8	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF
Investment portfolio May 31, 2024

Common stocks 96.29%		Shares	Value (000)
Information technology 26.58%
	Microsoft Corp.	511,603	$212,382
	ASML Holding NV	171,814	162,340
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,074,058	162,226
	NVIDIA Corp.	122,364	134,151
	Broadcom, Inc.	45,958	61,057
	Synopsys, Inc.[1]	93,207	52,270
	Keyence Corp.	95,700	43,017
	Capgemini SE	202,069	40,694
	Apple, Inc.	173,449	33,346
	Salesforce, Inc.	104,552	24,511
	Arista Networks, Inc.[1]	78,986	23,510
	Shopify, Inc., Class A, subordinate voting shares[1]	106,654	6,309
			955,813

Health care 16.02%
	Novo Nordisk AS, Class B	953,090	128,566
	Eli Lilly and Co.	97,400	79,901
	Thermo Fisher Scientific, Inc.	120,035	68,178
	AstraZeneca PLC	344,164	53,459
	UnitedHealth Group, Inc.	107,594	53,299
	Vertex Pharmaceuticals, Inc.[1]	111,667	50,846
	Regeneron Pharmaceuticals, Inc.[1]	48,969	47,997
	Centene Corp.[1]	359,041	25,704
	Pfizer, Inc.	856,502	24,547
	Cigna Group (The)	67,794	23,363
	Sanofi	207,924	20,251
			576,111

Industrials 14.26%
	Safran SA	455,591	105,838
	ASSA ABLOY AB, Class B	1,649,560	48,152
	Caterpillar, Inc.	132,560	44,874
	Schneider Electric SE	174,841	43,150
	Airbus SE, non-registered shares	226,615	38,334
	TransDigm Group, Inc.	28,263	37,964
	Copart, Inc.[1]	615,586	32,663
	Comfort Systems USA, Inc.	75,960	24,865
	Johnson Controls International PLC	334,787	24,074
	Ryanair Holdings PLC (ADR)	189,600	23,063
	Carrier Global Corp.	315,046	19,908
	Daikin Industries, Ltd.	125,100	18,252
	GT Capital Holdings, Inc.	1,519,100	15,627
	Boeing Co.[1]	71,269	12,658
	Techtronic Industries Co., Ltd.	958,000	11,723
	Alliance Global Group, Inc.	73,711,100	11,676
			512,821

Consumer discretionary 14.02%
	LVMH Moët Hennessy-Louis Vuitton SE	118,154	94,216
	Chipotle Mexican Grill, Inc.[1]	25,098	78,545
	Renault SA	941,410	54,731
	Prosus NV, Class N	1,149,302	41,627
	MGM China Holdings, Ltd.	20,683,788	36,763
	Booking Holdings, Inc.	9,433	35,622
	Amazon.com, Inc.[1]	186,583	32,921
	Evolution AB	231,239	24,785
	InterContinental Hotels Group PLC	239,691	24,129
	MercadoLibre, Inc.[1]	13,077	22,565
	Home Depot, Inc.	65,032	21,777
	Trip.com Group, Ltd. (ADR)[1]	392,191	20,202
	lululemon athletica, Inc.[1]	51,653	16,115
			503,998

Capital Group Equity Exchange-Traded Funds	9

Capital Group Global Growth Equity ETF  (continued)
Common stocks (continued)		Shares	Value (000)

Financials 10.30%
	AXA SA	1,480,553	$53,094
	Fiserv, Inc.[1]	330,110	49,437
	3i Group PLC	1,021,002	37,248
	Aon PLC, Class A	114,566	32,266
	Blackstone, Inc.	244,128	29,417
	Tradeweb Markets, Inc., Class A	254,445	27,737
	Citigroup, Inc.	410,884	25,602
	Société Générale	761,237	22,624
	London Stock Exchange Group PLC	188,951	22,059
	Prudential PLC	2,272,164	21,628
	Axis Bank, Ltd.	1,332,111	18,547
	HDFC Bank, Ltd.	920,508	16,890
	AIA Group, Ltd.	1,769,600	13,679
			370,228

Communication services 4.80%
	Alphabet, Inc., Class A1	573,841	98,988
	Meta Platforms, Inc., Class A	114,713	53,551
	Publicis Groupe SA	181,311	20,224
			172,763

Consumer staples 4.13%
	Nestlé SA	344,414	36,474
	Monster Beverage Corp.[1]	544,698	28,281
	Keurig Dr Pepper, Inc.	717,910	24,588
	Dollar Tree Stores, Inc.[1]	175,988	20,758
	Philip Morris International, Inc.	184,538	18,709
	British American Tobacco PLC	584,898	17,999
	Walgreens Boots Alliance, Inc.	113,577	1,842
			148,651

Energy 3.43%
	Canadian Natural Resources, Ltd. (CAD denominated)	969,614	74,485
	Reliance Industries, Ltd.	885,191	30,338
	EOG Resources, Inc.	147,701	18,396
	Gazprom PJSC[1,2]	36,932	— [3]
			123,219

Materials 2.75%
	Linde PLC	141,011	61,413
	First Quantum Minerals, Ltd.	1,737,040	22,316
	Shin-Etsu Chemical Co., Ltd.	405,200	15,086
			98,815
	Total common stocks (cost: $2,905,085,000)		3,462,419
Preferred securities 1.12%
Information technology 1.12%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	925,268	40,297
	Total preferred securities (cost: $40,563,000)		40,297
Short-term securities 2.52%
Money market investments 1.78%
	Capital Group Central Cash Fund 5.36%[4,5]	641,817	64,195

10	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF  (continued)
	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 0.74%
Oesterreichische Kontrollbank AG 6/14/2024	5.013%	9,050	$9,031
Sanofi 6/10/2024[6]	2.703	17,500	17,474
			26,505
Total short-term securities (cost: $90,689,000)			90,700
Total investment securities 99.93% (cost: $3,036,337,000)			3,593,416
Other assets less liabilities 0.07%			2,675
Net assets 100.00%			$3,596,091
Investments in affiliates5

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.78%
Money market investments 1.78%
Capital Group Central Cash Fund 5.36% [4]	$45,328	$835,741	$816,899	$9	$16	$64,195	$4,836

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 5/31/2024.
[5]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,474,000, which represented
0.49% of the net assets of the fund.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	11

Capital Group Growth ETF
Investment portfolio May 31, 2024

Common stocks 97.61%		Shares	Value (000)
Information technology 22.72%
	Microsoft Corp.	791,466	$328,561
	Broadcom, Inc.	123,899	164,606
	NVIDIA Corp.	138,579	151,928
	Apple, Inc.	486,372	93,505
	Salesforce, Inc.	337,790	79,192
	Shopify, Inc., Class A, subordinate voting shares[1]	1,070,008	63,291
	ASML Holding NV (ADR)	35,682	34,267
	ASML Holding NV	30,341	28,668
	MicroStrategy, Inc., Class A1	37,530	57,214
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	355,080	53,631
	Synopsys, Inc.[1]	80,669	45,239
	Cloudflare, Inc., Class A1	590,771	39,989
	Micron Technology, Inc.	297,622	37,203
	Applied Materials, Inc.	149,866	32,233
	Motorola Solutions, Inc.	83,301	30,397
	Constellation Software, Inc.	7,330	20,389
	Dell Technologies, Inc., Class C	126,687	17,681
	DocuSign, Inc.[1]	238,498	13,055
	Trimble, Inc.[1]	192,465	10,717
			1,301,766

Communication services 19.45%
	Meta Platforms, Inc., Class A	1,022,186	477,187
	Netflix, Inc.[1]	422,566	271,127
	Alphabet, Inc., Class C1	892,665	155,288
	Alphabet, Inc., Class A1	641,054	110,582
	Charter Communications, Inc., Class A1	170,417	48,930
	Snap, Inc., Class A, nonvoting shares[1]	2,109,120	31,679
	Frontier Communications Parent, Inc.[1]	727,165	19,386
			1,114,179

Health care 14.57%
	Regeneron Pharmaceuticals, Inc.[1]	138,726	135,974
	Intuitive Surgical, Inc.[1]	307,827	123,783
	Eli Lilly and Co.	117,094	96,057
	UnitedHealth Group, Inc.	192,193	95,207
	Vertex Pharmaceuticals, Inc.[1]	195,653	89,089
	Thermo Fisher Scientific, Inc.	102,288	58,097
	Alnylam Pharmaceuticals, Inc.[1]	227,339	33,744
	HCA Healthcare, Inc.	89,889	30,540
	Moderna, Inc.[1]	180,994	25,801
	Novo Nordisk AS, Class B	160,397	21,636
	Danaher Corp.	83,612	21,472
	Abbott Laboratories	204,124	20,859
	Centene Corp.[1]	262,294	18,778
	DexCom, Inc.[1]	147,159	17,478
	Mettler-Toledo International, Inc.[1]	11,904	16,714
	Sarepta Therapeutics, Inc.[1]	114,286	14,841
	Molina Healthcare, Inc.[1]	45,971	14,461
			834,531

Consumer discretionary 12.51%
	Tesla, Inc.[1]	1,052,476	187,425
	Amazon.com, Inc.[1]	533,799	94,183
	Royal Caribbean Cruises, Ltd.[1]	360,131	53,184
	DoorDash, Inc., Class A1	452,380	49,812
	Home Depot, Inc.	131,508	44,038
	Airbnb, Inc., Class A1	251,446	36,442
	Tractor Supply Co.	122,994	35,089
	Chipotle Mexican Grill, Inc.[1]	10,852	33,961
	D.R. Horton, Inc.	190,012	28,084
	Amadeus IT Group SA, Class A, non-registered shares	377,803	26,785
	Hermès International	11,339	26,772
	Aramark	658,537	21,172

12	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF  (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Floor & Decor Holdings, Inc., Class A1	171,652	$20,059
	Evolution AB	170,740	18,301
	Norwegian Cruise Line Holdings, Ltd.[1]	1,061,506	17,621
	NIKE, Inc., Class B	142,311	13,527
	Helen of Troy, Ltd.[1]	94,236	10,072
			716,527

Industrials 11.38%
	TransDigm Group, Inc.	75,319	101,171
	General Electric Co.	466,018	76,958
	Uber Technologies, Inc.[1]	903,452	58,327
	Carrier Global Corp.	883,608	55,835
	Caterpillar, Inc.	127,914	43,302
	Jacobs Solutions, Inc.	274,565	38,258
	Ingersoll-Rand, Inc.	382,991	35,637
	Ryanair Holdings PLC (ADR)	261,828	31,849
	United Rentals, Inc.	44,883	30,045
	Equifax, Inc.	126,251	29,213
	Quanta Services, Inc.	103,312	28,508
	Airbus SE, non-registered shares	157,634	26,665
	MTU Aero Engines AG	92,372	22,902
	United Airlines Holdings, Inc.[1]	393,846	20,870
	Old Dominion Freight Line, Inc.	105,526	18,493
	Genpact, Ltd.	534,116	17,658
	Dayforce, Inc.[1]	325,708	16,110
			651,801

Financials 7.34%
	Visa, Inc., Class A	478,629	130,407
	Bank of America Corp.	1,545,527	61,806
	Mastercard, Inc., Class A	113,561	50,770
	Fiserv, Inc.[1]	336,424	50,383
	KKR & Co., Inc.	395,750	40,699
	Apollo Asset Management, Inc.	263,180	30,571
	Toast, Inc., Class A1	825,181	19,994
	Block, Inc., Class A1	294,781	18,889
	Blackstone, Inc.	140,977	16,988
			420,507

Energy 3.97%
	Halliburton Co.	1,761,787	64,657
	Canadian Natural Resources, Ltd. (CAD denominated)	629,887	48,387
	Schlumberger NV	845,709	38,810
	EOG Resources, Inc.	259,654	32,340
	Tourmaline Oil Corp.	448,231	22,235
	Cenovus Energy, Inc.	1,022,747	21,319
			227,748

Consumer staples 3.15%
	Performance Food Group Co.[1]	578,275	40,248
	Costco Wholesale Corp.	45,048	36,484
	Dollar Tree Stores, Inc.[1]	293,911	34,667
	Target Corp.	175,287	27,373
	Dollar General Corp.	159,881	21,889
	Kroger Co.	374,143	19,594
			180,255

Materials 1.33%
	Wheaton Precious Metals Corp.	522,403	28,789
	ATI, Inc.[1]	390,050	23,926
	Grupo México, SAB de CV, Series B	3,778,297	23,356
			76,071

Capital Group Equity Exchange-Traded Funds	13

Capital Group Growth ETF  (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 1.19%
Constellation Energy Corp.	166,996	$36,280
PG&E Corp.	1,722,448	31,934
		68,214
Total common stocks (cost: $4,503,390,000)		5,591,599
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[2]	4,185	— [3]

Short-term securities 1.99%
Money market investments 1.99%
Capital Group Central Cash Fund 5.36%[4,5]	1,139,878	114,011
Total short-term securities (cost: $113,992,000)		114,011
Total investment securities 99.60% (cost: $4,617,382,000)		5,705,610
Other assets less liabilities 0.40%		22,678
Net assets 100.00%		$5,728,288
Investments in affiliates5

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.99%
Money market investments 1.99%
Capital Group Central Cash Fund 5.36% [4]	$40,029	$711,106	$637,136	$(5)	$17	$114,011	$3,239

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 5/31/2024.
[5]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

14	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF
Investment portfolio May 31, 2024

Common stocks 95.50%		Shares	Value (000)
Industrials 23.24%
	Safran SA	20,764	$4,824
	ABB, Ltd.	50,012	2,738
	Airbus SE, non-registered shares	15,095	2,553
	Epiroc AB, Class A	122,344	2,542
	ITOCHU Corp.	50,300	2,370
	Canadian National Railway Co.	18,603	2,369
	SMC Corp.	4,300	2,155
	Mitsubishi Corp.	97,400	2,046
	RELX PLC	46,388	2,019
	Daikin Industries, Ltd.	12,000	1,751
	Hitachi, Ltd.	16,200	1,663
	Rolls-Royce Holdings PLC[1]	262,927	1,519
	Recruit Holdings Co., Ltd.	25,400	1,284
	BAE Systems PLC	71,731	1,272
	TFI International, Inc. (CAD denominated)	8,944	1,183
	Marubeni Corp.	52,100	1,014
			33,302

Information technology 16.97%
	ASML Holding NV	4,545	4,294
	SAP SE	22,405	4,035
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	18,701	2,825
	Keyence Corp.	5,400	2,427
	Capgemini SE	8,590	1,730
	Tokyo Electron, Ltd.	7,800	1,668
	STMicroelectronics NV	38,994	1,602
	Hamamatsu Photonics KK	49,600	1,458
	Nomura Research Institute, Ltd.	53,800	1,438
	Halma PLC	49,232	1,396
	TDK Corp.	22,200	1,108
	OBIC Co., Ltd.	2,600	337
			24,318

Health care 13.06%
	Novo Nordisk AS, Class B	46,286	6,243
	AstraZeneca PLC	24,837	3,858
	EssilorLuxottica SA	12,569	2,800
	Daiichi Sankyo Co., Ltd.	62,300	2,210
	Genmab AS1	6,125	1,726
	Straumann Holding AG	8,705	1,129
	Innovent Biologics, Inc.[1]	164,000	738
			18,704

Financials 11.55%
	London Stock Exchange Group PLC	28,092	3,280
	DBS Group Holdings, Ltd.	79,100	2,107
	Skandinaviska Enskilda Banken AB, Class A	129,136	1,830
	AIA Group, Ltd.	205,200	1,586
	DNB Bank ASA	79,510	1,555
	Euronext NV	14,710	1,442
	Hong Kong Exchanges and Clearing, Ltd.	41,100	1,381
	NatWest Group PLC	303,195	1,217
	Deutsche Bank AG	69,964	1,156
	Partners Group Holding AG	744	994
			16,548

Consumer staples 9.07%
	L’Oréal SA, non-registered shares	6,180	3,032
	Nestlé SA	25,943	2,747
	Anheuser-Busch InBev SA/NV	31,413	1,964
	Imperial Brands PLC	67,623	1,673

Capital Group Equity Exchange-Traded Funds	15

Capital Group International Equity ETF  (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Danone SA	23,006	$1,476
	British American Tobacco PLC	35,947	1,106
	Uni-Charm Corp.	30,900	992
			12,990

Consumer discretionary 8.67%
	Amadeus IT Group SA, Class A, non-registered shares	35,361	2,507
	LVMH Moët Hennessy-Louis Vuitton SE	2,950	2,352
	Industria de Diseño Textil, SA	43,213	2,043
	MercadoLibre, Inc.[1]	987	1,703
	Hermès International	593	1,400
	Ferrari NV	2,563	1,050
	Bridgestone Corp.	24,100	1,048
	Kering SA	924	318
			12,421

Materials 5.77%
	Sika AG	8,934	2,702
	Givaudan SA	458	2,150
	Air Liquide SA	10,079	1,974
	Shin-Etsu Chemical Co., Ltd.	38,700	1,441
			8,267

Energy 3.91%
	TotalEnergies SE	56,999	4,144
	BP PLC	234,241	1,457
			5,601

Communication services 1.86%
	Tencent Holdings, Ltd.	37,600	1,730
	Nippon Telegraph and Telephone Corp.	946,500	929
			2,659

Utilities 1.40%
	Engie SA	119,147	2,008
	Total common stocks (cost: $126,243,000)		136,818
Short-term securities 4.21%
Money market investments 4.21%
	Capital Group Central Cash Fund 5.36%[2,3]	60,317	6,033
	Total short-term securities (cost: $6,032,000)		6,033
	Total investment securities 99.71% (cost: $132,275,000)		142,851
	Other assets less liabilities 0.29%		415
	Net assets 100.00%		$143,266
Investments in affiliates3

	Value at 9/26/2023[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.21%
Money market investments 4.21%
Capital Group Central Cash Fund 5.36% [2]	$—	$23,851	$17,820	$1	$1	$6,033	$163

16	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF  (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 5/31/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	17

Capital Group International Focus Equity ETF
Investment portfolio May 31, 2024

Common stocks 97.78%		Shares	Value (000)
Industrials 16.36%
	Airbus SE, non-registered shares	522,226	$88,339
	Recruit Holdings Co., Ltd.	1,435,700	72,559
	Safran SA	232,355	53,978
	Siemens AG	254,093	48,595
	Techtronic Industries Co., Ltd.	3,133,000	38,339
	Melrose Industries PLC	4,252,803	33,371
	Ashtead Group PLC	403,176	29,222
	MTU Aero Engines AG	98,968	24,538
	Daikin Industries, Ltd.	123,900	18,077
	International Container Terminal Services, Inc.	2,567,260	14,986
			422,004

Health care 13.47%
	Novo Nordisk AS, Class B	1,015,686	137,010
	Daiichi Sankyo Co., Ltd.	3,408,700	120,902
	UCB SA	150,394	20,994
	Sanofi	210,324	20,484
	AstraZeneca PLC	131,349	20,403
	Eurofins Scientific SE, non-registered shares	276,669	16,619
	Grifols, SA, Class A, non-registered shares[1]	1,093,831	11,071
			347,483

Materials 13.29%
	Glencore PLC	14,573,405	89,276
	Fortescue, Ltd.	4,779,667	78,677
	First Quantum Minerals, Ltd.	5,169,412	66,412
	Ivanhoe Mines, Ltd., Class A1	2,911,173	42,035
	Shin-Etsu Chemical Co., Ltd.	777,900	28,961
	Rio Tinto PLC	320,088	22,335
	DSM-Firmenich AG	132,643	15,206
			342,902

Consumer discretionary 13.09%
	MercadoLibre, Inc.[1]	39,996	69,016
	adidas AG	175,867	44,176
	LVMH Moët Hennessy-Louis Vuitton SE	41,571	33,149
	Evolution AB	300,394	32,198
	Maruti Suzuki India, Ltd.	202,973	30,151
	Ferrari NV	69,705	28,544
	Flutter Entertainment PLC[1]	145,996	28,044
	Sony Group Corp.	301,800	24,746
	Compagnie Financière Richemont SA, Class A	114,961	18,352
	Entain PLC	1,843,267	15,859
	Meituan, Class B1	1,000,400	13,445
			337,680

Information technology 12.65%
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,316,000	58,697
	SAP SE	294,683	53,065
	SK hynix, Inc.	334,164	45,664
	Shopify, Inc., Class A, subordinate voting shares[1]	729,691	43,161
	Samsung Electronics Co., Ltd.	581,696	30,880
	ASML Holding NV	27,132	25,636
	Constellation Software, Inc.	6,638	18,464
	Renesas Electronics Corp.	925,500	17,278
	NICE, Ltd. (ADR)[1]	93,332	17,133
	NXP Semiconductors NV	59,629	16,225
			326,203

18	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF  (continued)
Common stocks (continued)		Shares	Value (000)

Financials 10.21%
	NU Holdings, Ltd. / Cayman Islands, Class A1	4,754,137	$56,479
	Aegon, Ltd.	5,423,824	34,981
	Kotak Mahindra Bank, Ltd.	1,703,930	34,303
	Banco Bilbao Vizcaya Argentaria, SA	3,045,195	32,844
	ING Groep NV	1,619,112	28,749
	NatWest Group PLC	5,979,005	23,999
	AIA Group, Ltd.	3,007,200	23,245
	Axis Bank, Ltd.	1,084,229	15,095
	Jio Financial Services, Ltd.[1]	3,288,456	13,566
			263,261

Energy 7.47%
	Reliance Industries, Ltd.	2,542,178	87,128
	Canadian Natural Resources, Ltd. (CAD denominated)	603,499	46,360
	Cenovus Energy, Inc.	1,827,797	38,099
	TotalEnergies SE	290,140	21,096
			192,683

Consumer staples 4.99%
	Danone SA	456,407	29,278
	JBS SA	4,559,305	25,042
	Ajinomoto Co., Inc.	556,000	19,816
	Seven & i Holdings Co., Ltd.	1,512,800	19,508
	Kweichow Moutai Co., Ltd., Class A	85,000	19,343
	Treasury Wine Estates, Ltd.	2,070,652	15,609
			128,596

Communication services 4.93%
	Bharti Airtel, Ltd.	3,391,964	55,783
	Tencent Holdings, Ltd.	695,800	32,012
	Universal Music Group NV	878,793	27,252
	NetEase, Inc.	685,400	12,060
			127,107

Utilities 0.85%
	ENN Energy Holdings, Ltd.	2,379,700	21,818

Real estate 0.47%
	ESR Group, Ltd.	8,672,800	12,199
	Total common stocks (cost: $2,141,578,000)		2,521,936
Short-term securities 1.47%
Money market investments 1.47%
	Capital Group Central Cash Fund 5.36%[2,3]	380,259	38,033
	Total short-term securities (cost: $38,025,000)		38,033
	Total investment securities 99.25% (cost: $2,179,603,000)		2,559,969
	Other assets less liabilities 0.75%		19,279
	Net assets 100.00%		$2,579,248

Capital Group Equity Exchange-Traded Funds	19

Capital Group International Focus Equity ETF  (continued)
Investments in affiliates3

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.47%
Money market investments 1.47%
Capital Group Central Cash Fund 5.36% [2]	$33,090	$552,573	$547,660	$27	$3	$38,033	$3,140

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 5/31/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

20	Capital Group Equity Exchange-Traded Funds

Financial statements
Statements of assets and liabilities at May 31, 2024(dollars and shares in thousands, except per-share amounts)

	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF	Global Growth Equity ETF	Growth ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,651,595	$343,183	$7,983,745	$3,529,221	$5,591,599
Affiliated issuers	54,961	13,229	226,589	64,195	114,011
Cash	48	49	50	50	7
Cash denominated in currencies other than U.S. dollars	162	1	1	2,104	— *
Receivables for:
Sales of investments	10,117	—	83,101	—	232,364
Sales of fund’s shares	17,476	—	148,352	—	36,622
Dividends and interest	1,960	882	5,358	2,453	2,300
	2,736,319	357,344	8,447,196	3,598,023	5,976,903
Liabilities:
Payables for:
Purchases of investments	6,650	—	116,044	54	27,048
Repurchases of fund’s shares	10,611	—	83,354	—	219,729
Investment advisory services	737	136	2,174	1,394	1,838
Non-U.S. taxes	—	—	—	484	—
	17,998	136	201,572	1,932	248,615
Net assets at May 31, 2024	$2,718,321	$357,208	$8,245,624	$3,596,091	$5,728,288
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,326,879	$336,761	$7,225,090	$3,169,732	$4,847,425
Total distributable earnings (accumulated loss)	391,442	20,447	1,020,534	426,359	880,863
Net assets at May 31, 2024	$2,718,321	$357,208	$8,245,624	$3,596,091	$5,728,288
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,718,321	$357,208	$8,245,624	$3,596,091	$5,728,288
Shares outstanding	87,104	12,444	251,244	123,924	181,444
Net asset value per share	$31.21	$28.71	$32.82	$29.02	$31.57
Investment securities, at cost:
Unaffiliated issuers	$2,203,669	$321,550	$6,791,955	$2,972,157	$4,503,390
Affiliated issuers	54,949	13,227	226,540	64,180	113,992
Cash denominated in currencies other than U.S. dollars, at cost	161	1	1	2,096	— *

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	21

Financial statements (continued)
Statements of assets and liabilities at May 31, 2024 (continued)(dollars and shares in thousands, except per-share amounts)

	International Equity ETF	International Focus Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$136,818	$2,521,936
Affiliated issuers	6,033	38,033
Cash	49	49
Cash denominated in currencies other than U.S. dollars	92	992
Receivables for:
Sales of investments	—	21,845
Sales of fund’s shares	—	35,294
Dividends and interest	337	2,084
	143,329	2,620,233
Liabilities:
Payables for:
Purchases of investments	—	12,867
Repurchases of fund’s shares	—	21,813
Investment advisory services	63	1,159
Non-U.S. taxes	—	5,146
	63	40,985
Net assets at May 31, 2024	$143,266	$2,579,248
Net assets consist of:
Capital paid in on shares of beneficial interest	$132,975	$2,351,442
Total distributable earnings (accumulated loss)	10,291	227,806
Net assets at May 31, 2024	$143,266	$2,579,248
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$143,266	$2,579,248
Shares outstanding	4,924	99,324
Net asset value per share	$29.10	$25.97
Investment securities, at cost:
Unaffiliated issuers	$126,243	$2,141,578
Affiliated issuers	6,032	38,025
Cash denominated in currencies other than U.S. dollars, at cost	92	990

*	Amount less than one thousand.

Refer to the notes to financial statements.

22	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of operations for the year ended May 31, 2024(dollars in thousands)

	Core Equity ETF	Dividend Growers ETF*	Dividend Value ETF	Global Growth Equity ETF	Growth ETF
Investment income:
Income (net of non-U.S. taxes†):
Dividends:
Unaffiliated issuers	$25,584	$4,731	$102,955	$32,870	$27,082
Affiliated issuers	2,506	208	9,003	4,836	3,239
	28,090	4,939	111,958	37,706	30,321
Fees and expenses:
Investment advisory services	5,555	553	15,934	11,399	14,289
Net investment income	22,535	4,386	96,024	26,307	16,032
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)† on:
Investments in:
Unaffiliated issuers	(38,824)	(4,001)	(154,095)	(88,808)	(120,761)
Affiliated issuers	10	(1)	(38)	9	(5)
In-kind redemptions	77,422	2,639	372,709	252,300	327,125
Currency transactions	(44)	(16)	69	(77)	19
	38,564	(1,379)	218,645	163,424	206,378
Net unrealized appreciation (depreciation)† on:
Investments in:
Unaffiliated issuers	380,335	21,633	1,034,009	398,124	851,441
Affiliated issuers	10	2	44	16	17
Currency translations	(1)	(3)	(22)	2	(4)
	380,344	21,632	1,034,031	398,142	851,454
Net realized gain (loss) and unrealized appreciation (depreciation)	418,908	20,253	1,252,676	561,566	1,057,832
Net increase (decrease) in net assets resulting from operations	$441,443	$24,639	$1,348,700	$587,873	$1,073,864

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	23

Financial statements (continued)
Statements of operations for the year ended May 31, 2024 (continued)(dollars in thousands)

	International Equity ETF*	International Focus Equity ETF
Investment income:
Income (net of non-U.S. taxes†):
Dividends:
Unaffiliated issuers	$1,600	$29,951
Affiliated issuers	163	3,140
	1,763	33,091
Fees and expenses:
Investment advisory services	288	9,918
Net investment income	1,475	23,173
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)† on:
Investments in:
Unaffiliated issuers	(1,661)	(110,995)
Affiliated issuers	1	27
In-kind redemptions	711	105,799
Currency transactions	—	(409)
	(949)	(5,578)
Net unrealized appreciation (depreciation)† on:
Investments in:
Unaffiliated issuers	10,575	291,502
Affiliated issuers	1	3
Currency translations	(4)	1
	10,572	291,506
Net realized gain (loss) and unrealized appreciation (depreciation)	9,623	285,928
Net increase (decrease) in net assets resulting from operations	$11,098	$309,101

*	For the period September 26, 2023, commencement of operations, through May 31, 2024.
†	Additional information related to non-U.S. taxes is included in the notes to financial statements.

Refer to the notes to financial statements.

24	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Core Equity ETF		Dividend Growers ETF	Dividend Value ETF
	Year ended	Year ended	Period ended	Year ended	Year ended
	May 31, 2024	May 31, 2023	May 31, 2024*	May 31, 2024	May 31, 2023
Operations:
Net investment income	$22,535	$8,637	$4,386	$96,024	$25,897
Net realized gain (loss)	38,564	(19,479)	(1,379)	218,645	(24,394)
Net unrealized appreciation (depreciation)	380,344	69,078	21,632	1,034,031	160,997
Net increase (decrease) in net assets resulting from operations	441,443	58,236	24,639	1,348,700	162,500
Distributions paid to shareholders	(19,401)	(6,470)	(1,553)	(76,658)	(19,113)
Net capital share transactions	1,403,364	676,898	334,122	4,781,929	1,747,392
Total increase (decrease) in net assets	1,825,406	728,664	357,208	6,053,971	1,890,779
Net assets:
Beginning of period	892,915	164,251	—	2,191,653	300,874
End of period	$2,718,321	$892,915	$357,208	$8,245,624	$2,191,653

	Global Growth Equity ETF		Growth ETF		International Equity ETF
	Year ended	Year ended	Year ended	Year ended	Period ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	May 31, 2024*
Operations:
Net investment income	$26,307	$11,234	$16,032	$7,045	$1,475
Net realized gain (loss)	163,424	(38,597)	206,378	(73,536)	(949)
Net unrealized appreciation (depreciation)	398,142	162,966	851,454	250,331	10,572
Net increase (decrease) in net assets resulting from operations	587,873	135,603	1,073,864	183,840	11,098
Distributions paid to shareholders	(16,124)	(4,483)	(13,239)	(3,264)	(95)
Net capital share transactions	1,402,331	1,270,648	2,603,543	1,598,275	132,263
Total increase (decrease) in net assets	1,974,080	1,401,768	3,664,168	1,778,851	143,266
Net assets:
Beginning of period	1,622,011	220,243	2,064,120	285,269	—
End of period	$3,596,091	$1,622,011	$5,728,288	$2,064,120	$143,266

Refer to the end of the statements of changes in net assets for footnote.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	25

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	International Focus Equity ETF
	Year ended	Year ended
	May 31, 2024	May 31, 2023
Operations:
Net investment income	$23,173	$13,135
Net realized gain (loss)	(5,578)	(38,563)
Net unrealized appreciation (depreciation)	291,506	83,988
Net increase (decrease) in net assets resulting from operations	309,101	58,560
Distributions paid to shareholders	(16,300)	(5,962)
Net capital share transactions	988,517	1,057,236
Total increase (decrease) in net assets	1,281,318	1,109,834
Net assets:
Beginning of period	1,297,930	188,096
End of period	$2,579,248	$1,297,930

*	For the period September 26, 2023, commencement of operations, through May 31, 2024.
Refer to the notes to financial statements.

26	Capital Group Equity Exchange-Traded Funds

Notes to financial statements
1.  Organization

Capital Group Core Equity ETF (“Core Equity ETF”), Capital Group Dividend Growers ETF (“Dividend Growers ETF”), Capital Group Dividend Value ETF (“Dividend Value ETF”), Capital Group Global Growth Equity ETF (“Global Growth Equity ETF”), Capital Group Growth ETF (“Growth ETF”), Capital Group International Equity ETF (“International Equity ETF”), and Capital Group International Focus Equity ETF (“International Focus Equity ETF”) (each a “fund”, or collectively the “funds”) each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end, nondiversified management investment companies.
The funds’ investment objectives are as follows:
Core Equity ETF – To achieve long-term growth of capital and income.
Dividend Growers ETF – To provide long-term total returns.
Dividend Value ETF – To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.
Global Growth Equity ETF – To provide long-term growth of capital.
Growth ETF – To provide growth of capital.
International Equity ETF – To provide prudent growth of capital and conservation of principal.
International Focus Equity ETF – To provide long-term growth of capital.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Capital Group Equity Exchange-Traded Funds	27

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

28	Capital Group Equity Exchange-Traded Funds

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of May 31, 2024 (dollars in thousands):
Core Equity ETF
At May 31, 2024, all of the fund’s investment securities were classified as Level 1.
Dividend Growers ETF
At May 31, 2024, all of the fund’s investment securities were classified as Level 1.
Dividend Value ETF
At May 31, 2024, all of the fund’s investment securities were classified as Level 1.
Global Growth Equity ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$955,813	$—	$—	$955,813
Health care	576,111	—	—	576,111
Industrials	512,821	—	—	512,821
Consumer discretionary	503,998	—	—	503,998
Financials	370,228	—	—	370,228
Communication services	172,763	—	—	172,763
Consumer staples	148,651	—	—	148,651
Energy	123,219	—	— *	123,219
Materials	98,815	—	—	98,815
Preferred securities	40,297	—	—	40,297
Short-term securities	64,195	26,505	—	90,700
Total	$3,566,911	$26,505	$— *	$3,593,416

*	Amount less than one thousand.
Growth ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,301,766	$—	$—	$1,301,766
Communication services	1,114,179	—	—	1,114,179
Health care	834,531	—	—	834,531
Consumer discretionary	716,527	—	—	716,527
Industrials	651,801	—	—	651,801
Financials	420,507	—	—	420,507
Energy	227,748	—	—	227,748
Consumer staples	180,255	—	—	180,255
Materials	76,071	—	—	76,071
Utilities	68,214	—	—	68,214
Rights & warrants	—	—	— *	— *
Short-term securities	114,011	—	—	114,011
Total	$5,705,610	$—	$— *	$5,705,610

*	Amount less than one thousand.

Capital Group Equity Exchange-Traded Funds	29

International Equity ETF
At May 31, 2024, all of the fund’s investment securities were classified as Level 1.
International Focus Equity ETF
At May 31, 2024, all of the fund’s investment securities were classified as Level 1.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

30	Capital Group Equity Exchange-Traded Funds

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. Each fund’s share price can be expected to fluctuate more than might be the case if each fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Equity Exchange-Traded Funds	31

5.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended May 31, 2024, International Focus Equity ETF recognized $62,000 in EU reclaims (net of fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to satisfy potential tax liability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

32	Capital Group Equity Exchange-Traded Funds

Additional tax basis disclosures for each fund as of May 31, 2024, were as follows (dollars in thousands):
	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF	Global Growth Equity ETF	Growth ETF
Undistributed ordinary income	$5,472	$2,818	$26,709	$10,569	$743
Capital loss carryforward*	(59,969)	(3,940)	(193,041)	(128,789)	(199,903)
Gross unrealized appreciation on investments	466,610	26,605	1,232,687	603,320	1,130,802
Gross unrealized depreciation on investments	(20,673)	(5,033)	(45,817)	(58,248)	(50,777)
Net unrealized appreciation (depreciation) on investments	445,937	21,572	1,186,870	545,072	1,080,025
Cost of investments	2,260,619	334,840	7,023,464	3,048,344	4,625,585
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	77,201	2,639	372,394	262,827	332,621

	International Equity ETF	International Focus Equity ETF
Undistributed ordinary income	$1,379	$13,512
Capital loss carryforward*	(1,639)	(151,829)
Gross unrealized appreciation on investments	12,524	406,918
Gross unrealized depreciation on investments	(1,969)	(35,604)
Net unrealized appreciation (depreciation) on investments	10,555	371,314
Cost of investments	132,296	2,188,655
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	712	105,717

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Year ended May 31, 2024			Year ended May 31, 2023
Fund	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Core Equity ETF	$19,401	$—	$19,401	$6,470	$—	$6,470
Dividend Growers ETF	1,553 *	—	1,553 *
Dividend Value ETF	76,658	—	76,658	19,113	—	19,113
Global Growth Equity ETF	16,124	—	16,124	4,483	—	4,483
Growth ETF	13,239	—	13,239	3,264	—	3,264
International Equity ETF	95 *	—	95 *
International Focus Equity ETF	16,300	—	16,300	5,962	—	5,962

*	For the period September 26, 2023, commencement of operations, through May 31, 2024.
6.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors, Inc.® ("AFD"), the principal underwriter of the funds’ shares. CRMC and AFD are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:

Capital Group Equity Exchange-Traded Funds	33

Fund	Annual rate
Core Equity ETF	0.33%
Dividend Growers ETF	0.47
Dividend Value ETF	0.33
Global Growth Equity ETF	0.47
Growth ETF	0.39
International Equity ETF	0.54
International Focus Equity ETF	0.54
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.
Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and AFD. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of May 31, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized loss
Core Equity ETF	$14,353	$5,788	$(1,473)
Dividend Value ETF	169,704	50,208	(3,873)
Global Growth Equity ETF	34,966	12,569	(449)
Growth ETF	123,375	51,188	(21,440)
International Focus Equity ETF	15,993	2,104	(38)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended May 31, 2024.

34	Capital Group Equity Exchange-Traded Funds

7.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
8.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.
Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
$1,633,019	58,400	$—	—	$(229,655)	(8,000)	$1,403,364	50,400
Year ended May 31, 2023
$698,131	30,700	$—	—	$(21,233)	(920)	$676,898	29,780
Dividend Growers ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 26, 2023*, through May 31, 2024
$349,622	13,004	$—	—	$(15,500)	(560)	$334,122	12,444
Dividend Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
$5,931,039	203,560	$—	—	$(1,149,110)	(38,620)	$4,781,929	164,940
Year ended May 31, 2023
$1,822,959	77,100	$—	—	$(75,567)	(3,040)	$1,747,392	74,060
See end of tables for footnote.

Capital Group Equity Exchange-Traded Funds	35

Global Growth Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
$2,247,291	86,560	$—	—	$(844,960)	(32,480)	$1,402,331	54,080
Year ended May 31, 2023
$1,296,939	60,840	$—	—	$(26,291)	(1,160)	$1,270,648	59,680
Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
$3,487,718	123,180	$—	—	$(884,175)	(29,980)	$2,603,543	93,200
Year ended May 31, 2023
$1,640,870	77,320	$—	—	$(42,595)	(1,880)	$1,598,275	75,440
International Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 26, 2023*, through May 31, 2024
$136,858	5,084	$—	—	$(4,595)	(160)	$132,263	4,924
International Focus Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
$1,336,817	55,800	$—	—	$(348,300)	(14,280)	$988,517	41,520
Year ended May 31, 2023
$1,117,811	52,320	$—	—	$(60,575)	(2,760)	$1,057,236	49,560

*	Commencement of operations.

36	Capital Group Equity Exchange-Traded Funds

9.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended May 31, 2024 (dollars in thousands):
Fund	Purchases	Sales
Core Equity ETF	$677,889	$369,214
Dividend Growers ETF	62,845	34,666
Dividend Value ETF	2,593,702	1,194,491
Global Growth Equity ETF	1,690,057	732,077
Growth ETF	1,731,980	798,792
International Equity ETF	30,916	17,265
International Focus Equity ETF	1,237,648	641,248
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the year ended May 31, 2024 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Core Equity ETF	$1,307,109	$230,433
Dividend Growers ETF	309,826	15,090
Dividend Value ETF	4,351,408	1,137,564
Global Growth Equity ETF	1,250,974	841,487
Growth ETF	2,466,681	886,002
International Equity ETF	117,666	4,125
International Focus Equity ETF	719,010	348,386
The following table presents additional information for each fund for the year ended May 31, 2024 (dollars in thousands):
Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes paid on realized gains	Non-U.S. taxes provided on unrealized appreciation
Core Equity ETF	$474	$—	$—
Dividend Growers ETF	301	—	—
Dividend Value ETF	1,721	—	—
Global Growth Equity ETF	3,321	152	484
Growth ETF	928	—	—
International Equity ETF	206	—	—
International Focus Equity ETF	2,893	1,663	5,146

Capital Group Equity Exchange-Traded Funds	37

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Equity ETF
5/31/2024	$24.33	$.38	$6.84	$7.22	$(.34 )	$—	$(.34 )	$31.21	29.90%	$2,718	.33%	1.34%
5/31/2023	23.72	.39	.52	.91	(.30 )	—	(.30 )	24.33	3.96	893.33		1.70
5/31/2022[3,4]	24.63	.08	(.96 )	(.88 )	(.03 )	—	(.03 )	23.72	(3.59)[5]	164	.09 [5]	.34 [5]
Dividend Growers ETF
5/31/2024[3,6]	$24.76	$.68	$3.49	$4.17	$(.22 )	$—	$(.22 )	$28.71	16.86%[5]	$357	.47%[7]	3.73%[7]
Dividend Value ETF
5/31/2024	$25.39	$.59	$7.34	$7.93	$(.50 )	$—	$(.50 )	$32.82	31.48%	$8,246	.33%	1.99%
5/31/2023	24.57	.52	.68	1.20	(.38 )	—	(.38 )	25.39	5.12	2,192.33		2.16
5/31/2022[3,4]	24.71	.10	(.21 )	(.11 )	(.03 )	—	(.03 )	24.57	(.46 )[5]	301	.09 [5]	.41 [5]
Global Growth Equity ETF
5/31/2024	$23.22	$.28	$5.72	$6.00	$(.20 )	$—	$(.20 )	$29.02	25.97%	$3,596	.47%	1.08%
5/31/2023	21.67	.28	1.39	1.67	(.12 )	—	(.12 )	23.22	7.80	1,622.47		1.27
5/31/2022[3,4]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[5]	220	.13 [5]	.38 [5]
Growth ETF
5/31/2024	$23.39	$.12	$8.17	$8.29	$(.11 )	$—	$(.11 )	$31.57	35.55%	$5,728	.39%	.44%
5/31/2023	22.28	.13	1.05	1.18	(.07 )	—	(.07 )	23.39	5.33	2,064.39		.62
5/31/2022[3,4]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[5]	285	.10 [5]	.13 [5]
International Equity ETF
5/31/2024[3,6]	$24.82	$.51	$3.82	$4.33	$(.05 )	$—	$(.05 )	$29.10	17.47%[5]	$143	.54%[7]	2.77%[7]
International Focus Equity ETF
5/31/2024	$22.45	$.30	$3.46	$3.76	$(.24 )	$—	$(.24 )	$25.97	16.85%	$2,579	.54%	1.26%
5/31/2023	22.82	.38	(.55 )	(.17 )	(.20 )	—	(.20 )	22.45	(.68 )	1,298.54		1.74
5/31/2022[3,4]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[5]	188	.14 [5]	1.07 [5]

Portfolio turnover rate[8]	Year ended May 31, 2024	Year ended May 31, 2023	Period ended May 31, 2022[3,4,5]
Core Equity ETF	22%	34%	8%
Dividend Growers ETF	20 [3,5,6]
Dividend Value ETF	25	30	3
Global Growth Equity ETF	31	39	17
Growth ETF	22	33	9
International Equity ETF	23 [3,5,6]
International Focus Equity ETF	36	43	21

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period February 22, 2022, commencement of operations, through May 31, 2022.
[5]	Not annualized.
[6]	For the period September 26, 2023, commencement of operations, through May 31, 2024.
[7]	Annualized.
[8]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

38	Capital Group Equity Exchange-Traded Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Dividend Growers ETF, and Capital Group International Equity ETF.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (constituting Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Dividend Growers ETF, and Capital Group International Equity ETF, hereafter collectively referred to as the “Funds”) as of May 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Capital Group Growth ETF	For the year ended May 31, 2024.	For each of the two years in the period ended May 31, 2024.	For each of the two years in the period ended May 31, 2024 and the period from February 22, 2022 (commencement of operations) through May 31, 2022.
Capital Group Global Growth Equity ETF
Capital Group International Focus Equity ETF
Capital Group Core Equity ETF
Capital Group Dividend Value ETF
Capital Group Dividend Growers ETF	For the period September 26, 2023 (commencement of operations) through May 31, 2024.
Capital Group International Equity ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
July 15, 2024
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group Equity Exchange-Traded Funds	39

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amounts for the funds’ fiscal year ended May 31, 2024:
	Capital Group Core Equity ETF	Capital Group Dividend Growers ETF	Capital Group Dividend Value ETF	Capital Group Global Growth Equity ETF	Capital Group Growth ETF	Capital Group International Equity ETF	Capital Group International Focus Equity ETF
Foreign taxes (per share)	—	—	—	$0.02	—	$0.03	$0.04
Foreign source income (per share)	—	—	—	$0.21	—	$0.37	$0.33
Qualified dividend income	100%	100%	100%	100%	100%	100%	100%
Section 163(j) interest dividends	— %	$99,781	— %	— %	— %	$125,034	$2,017,292
Corporate dividends received deduction	100%	$1,453,500	100%	100%	100%	— %	— %
U.S. government income that may be exempt from state taxation	$889,504	$73,934	$3,195,011	$1,716,358	$1,149,513	$57,975	$1,114,358
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors .

40	Capital Group Equity Exchange-Traded Funds

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

Capital Group Equity Exchange-Traded Funds	41

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any changes in or disagreements with accountants.

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any proxy disclosures.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable.

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Core Equity ETF

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 31, 2024

By   /s/ Troy S. Tanner

Troy S. Tanner, Treasurer and

Principal Financial Officer

Date: July 31, 2024